Research and development costs (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of research and development costs
Research and development costs were as follows:

	Years ended December 31
	2017	2016	2015
	(€ million)
Research and development expenditures expensed	€1,696	€1,661	€1,449
Amortization of capitalized development expenditures	1,424	1,492	1,194
Impairment and write-off of capitalized development expenditures	110	121	221
Total Research and development costs	€3,230	€3,274	€2,864